Income Taxes - Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Income (loss) from continuing operations before provision for income taxes	$ 589	$ 529	$ (848)
United Kingdom
Income Tax Contingency [Line Items]
United Kingdom	40	40	(355)
United States
Income Tax Contingency [Line Items]
Foreign	(179)	(20)	(776)
Italy
Income Tax Contingency [Line Items]
Foreign	612	438	229
Other
Income Tax Contingency [Line Items]
Foreign	$ 116	$ 70	$ 55